Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk

At September 30, 2013 and December 31, 2012, the approximate amounts of these financial instruments were as follows:

	September 30,	December 31,
	2013	2012
Commitments to extend credit	$286,616	$153,932
Standby letters of credit	2,229	2,704

	$288,845	$156,636

does for on-balance sheet instruments. At December 31, 2012, 2011 and 2010, the approximate amounts of these financial instruments were as follows:

	December 31,
	2012	2011	2010
Commitments to extend credit	$153,932	$103,861	$74,885
Standby letters of credit	2,704	1,564	1,259

	$156,636	$105,425	$76,144

Minimum Future Rental Payments Due Under Noncancelable Lease Commitments

At December 31, 2012, minimum future rental payments due under noncancelable lease commitments were as follows:

First year	$569
Second year	547
Third year	480
Fourth year	216
Fifth year	100
Thereafter	330

$2,242